File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on February 10, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 78

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

William K. Smith

165 Mason Street

Greenwich, Connecticut 06830

(Name and Address of Agent for Service)

Copy to:

Michael W. Mundt, Esq.

Stradley Ronon Stevens & Young, LLP

2000 K Street, NW, Suite 700

Washington, DC 20006-1871

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on, pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a) (2), of rule 485 (b)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 10th day of February, 2020.

RENAISSANCE CAPITAL GREENWICH FUNDS

By: /s/ William K. Smith

William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of February, 2020.

/s/ William K. Smith William K. Smith	President
/s// Kathleen Shelton Smith Kathleen Shelton Smith	Treasurer, Chief Compliance Officer, Chairman, and Interested Trustee
/s/ Warren K. Greene* Warren K. Greene	Independent Trustee
/s/ Walter E. Auch* Walter E. Auch	Independent Trustee
/s/ Kathleen Shelton Smith By Kathleen Shelton Smith *Attorney In Fact

EXHIBIT INDEX

Exhibit

Number Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase